Employee benefit obligations - Sensitivity Analysis for Actuarial Assumptions (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	SFr 2,259	SFr 1,900
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr (1,879)	(1,548)
Expected rate of salary increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	SFr (451)	(382)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr 462	392
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible decrease in actuarial assumption	1 year
Period of reasonably possible increase in actuarial assumption	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	SFr (304)	(267)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr 297	SFr 262